VARIABLE ANNUITY
================================================================================

1999 ANNUAL REPORT


[SBL LOGO]
SECURITY BENEFIT LIFE
INSURANCE COMPANIY
A Member of The Security Benefit
Group of companies

A MESSAGE FROM SECURITY BENEFIT

SECURITY BENEFIT GROUP KNOWS WALL STREET AND MAIN STREET

In 1999, Security Benefit Life Insurance Company had another year of outstanding financial results. The driving forces behind our tremendous financial performance were consumers' demand for individual retirement products and the extension of our money management and customer service competencies.

As consumers focus on their future, they look to SBL as a partner for developing personal retirement strategies. Our core competencies--money management and customer service--are very solid and the cornerstone of our stronghold in the market segments.

SECURITY BENEFIT IS A CLEAR CHOICE

There are many qualities that make partnering with Security Benefit a clear choice:

*  variety of retirement products
*  cutting edge service
*  pool of flexible and responsive employees
*  rich heritage of innovation and creativity
*  a rock solid financial foundation
*  a strong risk management philosophy

However, if we were asked to capture what makes partnering with SBL a clear choice in one sentence, here's what we'd say--Security Benefit knows Wall Street and Main Street.

Wall Street and Main Street are among the most famous streets in America, but they're known better for their characteristics rather than their location. Everyone knows that Wall Street is in New York, but Wall Street is more of an adjective today than it is a noun. What are the characteristics of something that's Wall Street-like? It's fast paced, risky and high stress.

Likewise, Main Street has become an adjective. The characteristics of something that's Main Street-like are being friendly, courteous, relaxed, and having a real interest and concern for your neighbor.

Knowledge of both streets is one of our competitive advantages and it's why we are positioned for strong growth in the future.

SECURITY BENEFIT KNOWS WALL STREET

Even though SBL operates out of America's Heartland in Topeka, Kansas--the exact opposite of the Wall Street-like atmosphere--we know Wall Street because of our experience, technology and people.

EXPERIENCE. We've been in the equities business for a long time. SBL was one of the first in the industry to introduce a variable annuity and we were on the front end of the mutual fund explosion.* We're as interested in the return of customers' investments as we are in the return on customers' investments.

TECHNOLOGY. In today's computer age, we receive financial news and information at the same time as any other Wall Street professional. When that one important announcement comes across the wire, we receive the information in real time and our money managers can react appropriately.

PEOPLE. There's an abundance of investment talent and expertise grown in America's breadbasket and SBL attracts its fair share. Here, our talent is moderately insulated from the steady stream of Wall Street noise, so they can focus on what they do best--manage money.

SECURITY BENEFIT KNOWS MAIN STREET

In order to survive in the financial services industry today, you need to be good at providing three things:

*  products with good performance
*  competitive product pricing
*  good customer service

But, in order to thrive in the industry, you need to be great at one of those things.

At Security Benefit, we've got good products with good performance and competitively priced. But, we've made a conscious decision to be great at customer service. In 1999, Dalbar, Inc. recognized Security Benefit for its great customer service--again.

Where does our ability to provide outstanding service stem from? It stems from everyone at Security Benefit having a deep knowledge of Main Street. Main Street is part of Americana. Our goal is to provide customers the high-touch, personalized service you receive when you enter an establishment on Main Street, USA.

In the year 2000 and beyond, we will invest in initiatives that enhance the value we offer to customers and make partnering with Security Benefit an even clearer choice. Thanks for choosing Security Benefit in 1999.

*Variable annuities and mutual funds distributed by Security Distributors, Inc.

BOARD OF DIRECTORS

HOWARD R. FRICKE
CHAIRMAN OF THE BOARD AND CEO
Security Benefit Life Insurance Company
Topeka, Kansas

SISTER LORETTO MARIE COLWELL
PRESIDENT AND CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
CHAIRMAN OF THE BOARD
Capitol Federal Savings & Loan Association
Topeka, Kansas

STEVEN J. DOUGLASS
CHAIRMAN AND CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
VICE CHAIRPERSON
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
CHAIRMAN OF THE BOARD AND CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

KRIS A. ROBBINS
PRESIDENT AND COO
Security Benefit Life Insurance Company
Topeka, Kansas

FRANK SABATINI
CHAIRMAN OF THE BOARD AND CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
CHAIRMAN AND CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security Benefit Mutual Holding Company (the "Mutual Holding Company") will be held on Tuesday, June 6, 2000, at 700 SW Harrison St., Topeka, Kansas, at 1:00 p.m. Each owner of an insurance policy issued by Security Benefit Life Insurance Company is a member of the Mutual Holding Company and is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned no later than May 31, 2000.

This report is submitted only for the general information of Security Benefit Life Variable Annuity contractowners and participants and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

REPORT OF INDEPENDENT AUDITORS

The Contract Owners of SBL Variable
Annuity Account and The Board of Directors of
Security Benefit Life Insurance Company

We have audited the accompanying individual and combined balance sheets of SBL Variable Annuity Account (comprised of the individual series as indicated therein) as of December 31, 1999, and the related statements of operations and changes in net assets for the period then ended. These financial statements are the responsibility of Security Benefit Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the individual series of SBL Variable Annuity Account at December 31, 1999, and the individual and combined results of their operations and changes in their net assets for the period then ended in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

February 4, 2000

SBL VARIABLE ANNUITY ACCOUNT
================================================================================
BALANCE SHEETS                                                 DECEMBER 31, 1999
--------------------------------------------------------------------------------
ASSETS                 (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

Investments:

   Security Equity Fund (Series E) - 11,932,356 shares
      at net asset value of $10.70 per share(cost, $91,834)...........  $127,676

   Security  Growth and Income Fund  (Series I) - 4,103,519
      shares at net asset value of $6.89 per share (cost, $31,850)....    28,274

   Security Income Fund - Corporate Bond (Series B) - 573,000
      shares at net asset value of $6.47 per share (cost, $4,003).....     3,707

   Security Ultra Fund (Series U) - 47,718 shares at net asset
      value of $12.12 per share (cost, $428)..........................       578
                                                                         -------
Combined assets.......................................................  $160,235
                                                                         =======


LIABILITIES AND NET ASSETS

Actuarial risk fees payable...........................................  $    108
Mortality guarantee payable...........................................        25
                                                                         -------
Total liabilities.....................................................       133

                                         NUMBER      UNIT
                                        OF UNITS     VALUE    AMOUNT
                                       ------------------------------

Net assets are represented by (NOTE 3):
   Series E:
     Accumulation units..............  11,419,696   $10.71   $122,266
     Annuity reserves................     498,506    10.71      5,337   $127,603
                                                              -------
   Series I:
     Accumulation units..............   3,848,124     6.88     26,459
     Annuity reserves................     255,267     6.88      1,755     28,214
                                                              -------
   Series B:
     Accumulation units..............     558,064     6.47      3,611
     Annuity reserves................      14,844     6.47         96      3,707
                                                              -------
   Series U:
     Accumulation units..............      47,341    12.12        573
     Annuity reserves................         377    12.12          5       578
                                                              -------    -------
Combined net assets..................                                    160,102
                                                                         -------
Combined liabilities and net assets..                                   $160,235
                                                                         =======

                            See accompanying notes.

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS                                                      YEAR ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      (IN THOUSANDS)
                                                                --------------------------------------------------------------------
                                                                 SERIES E        SERIES I      SERIES B      SERIES U      COMBINED
                                                                --------------------------------------------------------------------
Dividend distributions ........................................  $    ---        $   500        $  253         $---        $    753
Expenses (NOTE 2):
  Mortality and expense risk fee ..............................      (988)          (234)          (33)          (2)         (1,257)
                                                                --------------------------------------------------------------------
Net investment income (loss) ..................................      (988)           266           220           (2)           (504)

Capital gains distributions ...................................     4,239            456           ---           13           4,708
Realized gain (loss) on investments ...........................     1,942            (50)          (53)           5          11,844
Unrealized appreciation(depreciation) on investments ..........    (3,188)          (114)         (361)         134          (3,529)
                                                                --------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments ........    12,993            292          (414)         152          13,023
                                                                --------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    12,005            558          (194)         150          12,519
Net assets at beginning of year ...............................   130,930         31,372         4,452          282         167,036
Variable annuity deposits(NOTES 2 AND 3) ......................     8,965            734           434          185          10,318
Terminations and withdrawals (NOTES 2 AND 3) ..................   (23,725)        (4,182)         (959)         (39)        (28,905)
Annuity payments(NOTES 2 AND 3) ...............................      (651)          (270)          (26)         ---            (947)
Net mortality guarantee transfer ..............................        79              2           ---          ---              81
                                                                --------------------------------------------------------------------
Net assets at end of year .....................................  $127,603        $28,214        $3,707         $578        $160,102
                                                                ====================================================================

                                                       See accompanying notes.

SBL VARIABLE ANNUITY ACCOUNT
================================================================================
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION - SBL Variable Annuity Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested, as directed by the owners, in either Security Equity Fund (Series E - emphasis on long-term capital appreciation), Security Growth and Income Fund (Series I - emphasis on capital appreciation with secondary emphasis on income), Security Income Fund - Corporate Bond (Series B - emphasis on current income with security of principal) or Security Ultra Fund (Series U - emphasis on long-term capital appreciation).

   Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual funds are made by Security Management Company, LLC, a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL.

   INVESTMENT VALUATION - Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual funds). The first-in, first-out cost method is used to determine realized gains and losses. Security transactions are accounted for on the trade date.

   The cost of investments purchased and proceeds from investments sold for the year ended December 31 were as follows:

                                                        COST OF        PROCEEDS
                                                       PURCHASES      FROM SALES
                                                       ---------      ----------
   Security Equity Fund (Series E) .................    $14,051        $26,063
   Security Growth and Income Fund (Series I) ......      1,954          4,901
   Security Income Fund - Corporate Bond (Series B).        697          1,029
   Security Ultra Fund (Series U) ..................        197             40

   ANNUITY RESERVES - Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

   REINVESTMENT OF DIVIDENDS - Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

   FEDERAL INCOME TAXES - The operations of the Account are a part of the operations of SBL. Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

   USE OF ESTIMATE - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. VARIABLE ANNUITY CONTRACT CHARGES

   Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.795% of the net asset value of each contract, of which 0.675% is for assuming mortality risks and the remainder is for assuming expense risks.

   When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

   Contract charges retained by SBL from the proceeds of sales of annuity contracts were not significant during 1999.

3. SUMMARY OF UNIT TRANSACTIONS
                                                                           UNITS
                                                                           -----
   Series E:
      Variable annuity deposits .........................................    885
      Terminations, withdrawals and annuity payments ....................  2,403
      Dividends and capital gains distributions, net of expenses paid ...    316

   Series I:
      Variable annuity deposits .........................................    121
      Terminations, withdrawals and annuity payments ....................    638
      Dividends and capital gains distributions, net of expenses paid ...    111

   Series B:
      Variable annuity deposits .........................................     63
      Terminations, withdrawals and annuity payments ....................    146
      Dividends and capital gains distributions, net of expenses paid ...     32

   Series U:
      Variable annuity deposits .........................................     15
      Terminations, withdrawals and annuity payments ....................      4
      Dividends and capital gains distributions, net of expenses paid ...      1